Going Concern (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Dec. 31, 2018
Going Concern (Textual)
Revenues	$ 86,659	$ 75,376	$ 220,504	$ 77,626
Net loss	(1,815,671)	(206,497)	(2,767,525)	(616,756)
Net cash used in operation activity			(414,135)	(581,044)
Working capital deficit	3,620,664		3,620,664
Stockholders' deficit	(3,619,672)	$ (659,931)	(3,619,672)	$ (659,931)	$ (1,832,329)	$ (895,532)	$ (459,337)	$ (53,972)
Accumulated deficit	$ (6,439,602)		$ (6,439,602)			$ (3,672,077)